UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$10,009,842	$9,639,300	1.35%
Robeco Transtrend Diversified Fund LLC	6/1/2008	12,398,740	13,414,746	1.87

Total Commodity Trading Advisors - Managed Futures		22,408,582	23,054,046	3.22

Distressed
Cerberus Partners, L.P.	11/1/2009	27,594,287	31,324,046	4.37
Cerberus SPV LLC	11/1/2009	16,299,100	18,725,161	2.61

Total Distressed		43,893,387	50,049,207	6.98

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	6/1/2008	18,034,365	19,828,876	2.77
Diamondback Partners, LP	3/1/2010	137,685	137,688	0.02
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,170,859	0.16
Millennium USA, L.P.	9/1/2008	32,321,771	42,322,895	5.91
Prism Partners III Leveraged, L.P.	3/1/2008	15,890,601	19,188,705	2.68

Total Equity Long/Short - High Hedge		67,366,576	82,649,023	11.54

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,507,089	2.03
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	13,160,579	12,843,614	1.79
Karsch Capital II, LP	1/1/2006	18,814,713	19,367,603	2.70
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	12,810,087	1.79
Lansdowne UK Equity Fund, L.P.	5/1/2009	15,010,997	15,840,800	2.21
S.A.C. Capital Management, L.P.	9/1/2009	32,632,128	40,290,470	5.63

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Equity Long/Short - Opportunistic (continued)
S.A.C. Multi-Strategy Fund, L.P.	1/1/2010	$1,599,526	$1,934,149	0.27%
Seligman Tech Spectrum Fund LLC	11/1/2007	18,534,738	18,708,724	2.61
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	9,927,398	8,676,860	1.21
TPG-Axon Partners, LP	10/1/2007	15,516,898	13,940,423	1.95
Valinor Capital Partners, L.P.	7/1/2011	8,200,000	6,379,209	0.89

Total Equity Long/Short - Opportunistic		162,675,085	165,299,028	23.08

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	9,854,141	3,469,364	0.48
Plainfield 2009 Liquidating LLC	6/1/2009	12,401,092	3,916,716	0.55
Silver Point Capital Fund, L.P.	5/1/2007	2,723,060	2,717,472	0.38

Total Event Driven Credit		24,978,293	10,103,552	1.41

Macro
BlueCrest Capital L.P.	7/1/2011	13,000,000	13,184,471	1.84
Brevan Howard L.P.	4/1/2009	22,338,292	26,817,386	3.75
Citadel Tactical Trading LLC	1/1/2008	16,057,416	44,205,628	6.17
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	19,599,898	24,711,868	3.45
Discovery Global Opportunity Partners, L.P.	1/1/2008	18,383,188	25,814,574	3.60
Fortress Asia Macro Fund LP	7/1/2011	13,000,000	12,493,548	1.74
QFR Victoria Fund, Ltd.	2/1/2010	24,334,511	27,621,611	3.86
Tudor BVI Global Fund L.P. (The)	4/1/2009	15,973,827	19,658,915	2.75

Total Macro		142,687,132	194,508,001	27.16

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	$10,000,000	$9,582,090	1.34%

Total Merger/Risk Arbitrage		10,000,000	9,582,090	1.34

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	4/1/2011	18,000,000	20,542,743	2.87
SPM Core Fund, L.P.	12/1/2010	25,000,000	28,653,570	4.00

Total Mortgage Arbitrage		43,000,000	49,196,313	6.87

Multi-Strategy
Citadel Wellington LLC	8/1/2006	18,253,306	18,525,969	2.59
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	3,209,242	3,381,279	0.47
HBK Fund II L.P.	11/1/2009	24,973,687	27,367,179	3.82
KLS Diversified Fund LP	8/1/2010	25,000,000	26,195,990	3.66
Magnetar Capital Fund, LP	1/1/2008	3,221,855	3,065,926	0.43
Magnetar Capital Fund II LP	1/1/2010	20,502,017	19,525,578	2.73
OZ Europe Domestic Partners II, L.P.	4/1/2007	802,678	935,122	0.13
Perry Partners, L.P.	11/1/2006	1,520,118	1,266,354	0.18
QVT Associates II LP	7/1/2009	24,970,433	23,637,041	3.30
QVT Associates II Holdings Ltd.	7/1/2009	4,923,452	3,993,885	0.55

Total Multi-Strategy		127,376,788	127,894,323	17.86

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description		Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	$374,044	$360,854	0.05%
Castlerigg Partners L.P.	5/1/2007	18,190	12,585	0.00
One East Partners, LP	8/1/2006	2,557,623	2,080,259	0.29
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,003,999	894,045	0.13
OZ Asia Domestic Partners, L.P.	1/1/2006	53,832	12,246	0.00

Total Restructurings and Value		4,007,688	3,359,989	0.47

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	27,028,043	27,766,803	3.88
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	16,350,000	16,695,637	2.33

Total Statistical Arbitrage		43,378,043	44,462,440	6.21

Total Investments in Investment Funds		$691,771,574	760,158,012	106.14

Liabilities in excess of Other Assets			(43,987,402)	(6.14)

Total Net Assets			$716,170,610	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Strategy Allocation	Percent of Net Assets
Macro	27.16%
Equity Long/Short - Opportunistic	23.08
Multi-Strategy	17.86
Equity Long/Short - High Hedge	11.54
Distressed	6.98
Mortgage Arbitrage	6.87
Statistical Arbitrage	6.21
Commodity Trading Advisors - Managed Futures	3.22
Event Driven Credit	1.41
Merger/Risk Arbitrage	1.34
Restructurings and Value	0.47

Total Investments in Investment Funds	106.14%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Fund’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to September 30, 2011, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$23,054,046	$—	$23,054,046
Distressed	—	—	50,049,207	50,049,207
Equity Long/Short - High Hedge	—	40,188,440	42,460,583	82,649,023
Equity Long/Short - Opportunistic	—	102,754,777	62,544,251	165,299,028
Event Driven Credit	—	—	10,103,552	10,103,552
Macro	—	194,508,001	—	194,508,001
Merger/Risk Arbitrage	—	—	9,582,090	9,582,090
Mortgage Arbitrage	—	49,196,313	—	49,196,313
Multi-Strategy	—	26,195,990	101,698,333	127,894,323
Restructurings and Value	—	—	3,359,989	3,359,989
Statistical Arbitrage	—	44,462,440	—	44,462,440

Total Investment Funds	$—	$480,360,007	$279,798,005	$760,158,012

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3*	Transfers out of Level 3	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Purchases	Distributions/ sales	Balance as of September 30, 2011
Investment Funds
Distressed	$62,442,285	$—	$—	$1,692,496	$(1,559,965)	$—	$(12,525,609)	$50,049,207
Equity Long/Short - High Hedge	75,338,849	—	—	5,972,584	(2,345,650)	137,685	(36,642,885)	42,460,583
Equity Long/Short - Opportunistic	55,732,047	9,619,298	—	2,955,150	(2,477,078)	8,200,000	(11,485,166)	62,544,251
Event Driven Credit	17,127,197	—	—	(4,510,114)	1,749,976	—	(4,263,507)	10,103,552
Merger/Risk Arbitrage	—	—	—	—	(417,910)	10,000,000	—	9,582,090
Multi-Strategy	108,070,227	14,863,920	—	(338,063)	6,423,465	1,277,611	(28,598,827)	101,698,333
Restructurings and Value	4,903,910	28,755,665	—	3,559,668	(2,941,340)	—	(30,917,914)	3,359,989

Total Investment Funds	$323,614,515	$53,238,883	$—	$9,331,721	$(1,568,502)	$19,615,296	$(124,433,908)	$279,798,005

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2011
Investment Funds
Distressed	$(1,559,965)
Equity Long/Short - High Hedge	(1,691,877)
Equity Long/Short - Opportunistic	(1,911,150)
Event Driven Credit	805,546
Merger/Risk Arbitrage	(417,910)
Multi-Strategy	4,400,165
Restructurings and Value	(89,561)

Total Investment Funds	$(464,752)

*	Transfers into Level 3 of $53,238,883 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alternative Investment Partners Absolute Return Fund

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 28, 2011